Leasing Arrangements - Weighted Average Remaining Lease Term and Weighted Average Discount Rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term, operating lease	12 years	13 years
Weighted average remaining lease term, finance lease	9 years	10 years
Weighted average discount rate percentage, operating lease	8.70%	8.70%
Weighted average discount rate percentage, finance lease	7.50%	7.50%